Non-current and current financial debts - Additional information (Details) - USD ($)		3 Months Ended		6 Months Ended
	May 27, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Apr. 02, 2019
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 23,000,000	$ 27,000,000	$ 46,000,000	$ 31,000,000
Borrowings		4,144,000,000		4,144,000,000		$ 3,479,000,000	$ 3,500,000,000
Revolving facility
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000.0		$ 1,000,000,000.0
Series 2030 notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000
Borrowings, issuance percentage	99.843%
Borrowings, interest rate	2.60%
Borrowing costs incurred	$ 5,000,000
Series 2030 notes | Discount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,000,000